EQUITY AND NONCONTROLLING INTEREST (Tables)	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Schedule of the Changes in the Outstanding Shares of Common Stock
Changes in the outstanding shares of Common Stock for the past three years were as follows:

For the years ended December 31,	2017	2016	2015
Shares issued	359,901,744	359,901,744	359,901,744
Treasury shares at beginning of year	(147,642,009)	(143,124,384)	(138,856,786)
Stock repurchases:
Shares repurchased in the open market under pre-approved share repurchase programs	—	(4,640,964)	(4,209,112)
Milton Hershey School Trust repurchase	(1,500,000)	—	—
Shares repurchased to replace Treasury Stock issued for stock options and incentive compensation	(1,278,675)	(1,820,766)	(1,776,838)
Stock issuances:
Shares issued for stock options and incentive compensation	1,379,757	1,944,105	1,718,352
Treasury shares at end of year	(149,040,927)	(147,642,009)	(143,124,384)
Net shares outstanding at end of year	210,860,817	212,259,735	216,777,360

Schedule of Activity Relating to the Noncontrolling Interest
A roll-forward showing the 2017 activity relating to the noncontrolling interest follows:

Noncontrolling Interest
Balance, December 31, 2016	$41,831
Net loss attributable to noncontrolling interest	(26,444)
Other comprehensive income - foreign currency translation adjustments	840
Balance, December 31, 2017	$16,227